Investment securities and fair value disclosure (Tables)	12 Months Ended
Mar. 31, 2020
Schedule of investment securities at cost and at fair value

	As of March 31, 2019
		Gross	Gross	Provision
	Original	unrealized	unrealized	for decline	Carrying
	cost	gains	losses	in value	value

	(in millions of RMB)
Equity securities:
Listed equity securities	57,121	15,968	(11,887)	—	61,202
Investments in privately held companies	81,894	14,107	(78)	(13,250)	82,673
Debt investments (i)	23,843	44	(20)	(725)	23,142
	162,858	30,119	(11,985)	(13,975)	167,017

	As of March 31, 2020
		Gross	Gross	Provision
	Original	unrealized	unrealized	for decline	Carrying
	cost	gains	losses	in value	value

	(in millions of RMB)
Equity securities:
Listed equity securities	68,488	18,070	(20,255)	—	66,303
Investments in privately held companies	92,832	19,601	(815)	(24,065)	87,553
Debt investments (i)	14,685	13	(1,555)	(1,436)	11,707
	176,005	37,684	(22,625)	(25,501)	165,563

(i)	Debt investments include convertible and exchangeable bonds accounted for under the fair value option, for which the fair value as of March 31, 2019 and 2020 were RMB2,742 million and RMB4,704 million, respectively. The aggregate fair value of these convertible and exchangeable bonds was higher (lower) than their aggregate unpaid principal balance as of March 31, 2019 and 2020 by RMB197 million and RMB(1,576) million, respectively. Unrealized gains (losses) recorded on these convertible and exchangeable bonds in the consolidated income statements were RMB44 million and RMB(1,651) million during the years ended March 31, 2019 and 2020, respectively. As of March 31, 2019, debt investments also included investments in certain wealth management products amounting to RMB6.9 billion. These investments were pledged to a financial institution in the PRC to secure a financing provided by this financial institution amounting to RMB6.9 billion to one of the Company’s founders and an equity holder in certain of the Company’s variable interest entities, to support his minority investment through a PRC limited partnership in Wasu Media Holding Co., Ltd., a company listed on the Shenzhen Stock Exchange. As of March 31, 2020, the pledge on these investments has been removed and the investments have been redeemed.

Schedule of equity securities, a summary of gains and losses, including impairment losses, recognized in interest and investment income, net

	Year ended March 31,
	2018	2019	2020

	(in millions of RMB)
Net unrealized gains (losses) recognized during the period for equity securities still held as of the end of the period	11	598	(15,264)
Net gains recognized during the period from disposals of equity securities during the period	1	5,120	803
Net gains (losses) recognized during the period on equity securities	12	5,718	(14,461)

Table of assets and liabilities that are measured at fair value on a recurring basis and categorized using the fair value hierarchy

	As of March 31, 2019
	Level 1	Level 2	Level 3	Total

	(in millions of RMB)
Assets
Short-term investments	3,262	—	—	3,262
Restricted cash and escrow receivables	8,518	—	—	8,518
Listed equity securities (i)	61,202	—	—	61,202
Convertible bonds (i)	244	—	2,498	2,742
Interest rate swap contracts (ii)	—	331	—	331
Others	604	1,444	1,159	3,207
	73,830	1,775	3,657	79,262
Liabilities
Contingent consideration in relation to investments and acquisitions (iii)	—	—	5,122	5,122
	—	—	5,122	5,122

	As of March 31, 2020
	Level 1	Level 2	Level 3	Total

	(in millions of RMB)
Assets
Short-term investments	64	28,414	—	28,478
Restricted cash and escrow receivables	15,479	—	—	15,479
Listed equity securities (i)	66,303	—	—	66,303
Convertible and exchangeable bonds (i)	—	709	3,995	4,704
Call option agreements (ii)	—	1,521	145	1,666
Others	144	5,114	2,852	8,110
	81,990	35,758	6,992	124,740
Liabilities
Contingent consideration in relation to investments and acquisitions (iii)	—	—	4,400	4,400
Interest rate swap contracts and others (iii)	—	156	338	494
	—	156	4,738	4,894

(i)	Included in investments securities on the consolidated balance sheets.
(ii)	Included in prepayments, receivables and other assets on the consolidated balance sheets.
(iii)	Included in accrued expenses, accounts payable and other liabilities on the consolidated balance sheets.

Schedule of rolling forward of convertible bonds categorized within Level 3 under the fair value hierarchy

Amounts
(in millions of RMB)
Balance as of April 1, 2018	1,256
Additions	1,153
Foreign currency translation adjustments	89
Balance as of March 31, 2019	2,498
Additions	5,508
Net decrease in fair value	(1,640)
Conversion or expiration	(2,468)
Foreign currency translation adjustments	97
Balance as of March 31, 2020	3,995

Schedule of rolling forward of contingent consideration in relation to investments and acquisitions categorized within Level 3 under the fair value hierarchy

Amounts
(in millions of RMB)
Balance as of April 1, 2018	120
Additions (i)	4,790
Net decrease in fair value	(45)
Foreign currency translation adjustments	257
Balance as of March 31, 2019	5,122
Additions (i)	1,049
Net decrease in fair value	(55)
Payment	(2,093)
Foreign currency translation adjustments	377
Balance as of March 31, 2020	4,400

(i)	Additions during the year ended March 31, 2019 were related to the acquisition of Ele.me (Note 4(d)).

Additions during the year ended March 31, 2020 were related to the acquisition of Kaola (Note 4(b)).